UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ];      Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            NOTTINGHAM ADVISORS INC.
ADDRESS:         500 ESSJAY RD. SUITE 220
                 WILLIAMSVILLE, NY 14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karen Mohn
Title:    Chief Compliance Officer
Phone:    716-633-3800

Signature, Place, and Date of Signing:

Karen Mohn                           Williamsville, NY             02/16/12
[Signature]                            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number Name

         ___________________________________-  [Repeat as necessary.]

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            90

Form 13F Information Table Value Total:           $237,738
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state [NONE] and omit the column headings and list entries.]

         No.     Form 13F File Number              Name



         [Repeat as necessary.]

Nottingham Advisors
FORM 13F
   31-Dec-11






                           FORM 13F INFORMATION TABLE

                                TITLE OF                   VALUE    SHARES/   SH/       PUT/  INVSTMT       VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP      (X$1000)  PRN AMT   PRN       CALL  DSCRETN       SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------

Alerian MLP ETF                               00162Q866      6746       405890 SH              Sole          405890
DB Commodity Index Tracking Fd                73935S105      3984       148448 SH              Sole          148448
Global X Uranium                              37950E754      2550       312920 SH              Sole          312920
Market Vectors ETF Gold Miners                57060U100      2561        49787 SH              Sole           49787
Market Vectors Russia                         57060U506       207         7775 SH              Sole            7775
Market Vectors Vietnam                        57060U761       265        18200 SH              Sole           18200
PowerShares QQQ Nasdaq 100                    73935A104       277         4970 SH              Sole            4970
SPDR Dow Jones Industrial Ave                 78467X109       221         1810 SH              Sole            1810
SPDR S & P Mid-Cap 400 Trust                  78467Y107      7033        44096 SH              Sole           44096
SPDR S&P Dividend ETF                         78464A763       465         8636 SH              Sole            8636
SPDR S&P International DVD                    78463X772       233         5010 SH              Sole            5010
Technology Select Sector SPDR                 81369Y803       630        24753 SH              Sole           24753
Ultrashort S&P  500 ProShares                 74347R883      1932       100139 SH              Sole          100139
Utilities Select Sector SPDR                  81369Y886       606        16834 SH              Sole           16834
Vanguard Dividend Appreciation                921908844     26198       479369 SH              Sole          479369
Vanguard Emerging Markets                     922042858      7365       192748 SH              Sole          192748
Vanguard Mid-Cap VIPERS                       922908629      4984        69282 SH              Sole           69282
Vanguard REIT Index                           922908553       228         3934 SH              Sole            3934
WisdomTree Emerging Mkts Equit                97717W315      7358       143516 SH              Sole          143516
WisdomTree Equity Income Fund                 97717W208       485        11296 SH              Sole           11296
WisdomTree International Top 1                97717W786       211         5327 SH              Sole            5327
iShares DJ Select Dividend Ind                464287168     11061       205719 SH              Sole          205719
iShares FTSE Nareit Mortgage                  464288539       518        40927 SH              Sole           40927
iShares High Dividend Equity F                46429B663      7493       135006 SH              Sole          135006
iShares MSCI Australia                        464286103       283        13177 SH              Sole           13177
iShares MSCI Brazil                           464286400       342         5952 SH              Sole            5952
iShares MSCI Canada                           464286509      3029       113887 SH              Sole          113887
iShares MSCI EAFE                             464287465     21944       443038 SH              Sole          443038
iShares MSCI Emerging Markets                 464287234      4234       111595 SH              Sole          111595
iShares MSCI Peru                             464289842       271         7075 SH              Sole            7075
iShares MSCI Singapore                        464286673       230        21225 SH              Sole           21225
iShares MSCI South Korea                      464286772       395         7550 SH              Sole            7550
iShares MSCI Taiwan                           464286731       192        16375 SH              Sole           16375
iShares MSCI Thailand                         464286624       336         5595 SH              Sole            5595
iShares MSCI Turkey                           464286715       555        13500 SH              Sole           13500
iShares Russell 1000 Growth                   464287614     29278       506621 SH              Sole          506621
iShares Russell 1000 Value                    464287598     24513       386155 SH              Sole          386155
iShares S&P 500 Value Index Fd                464287408       347         5995 SH              Sole            5995
iShares S&P Global Healthcare                 464287325      5670       101025 SH              Sole          101025
iShares S&P Midcap 400 Index                  464287507       278         3172 SH              Sole            3172
iShares S&P Small Cap 600 Inde                464287804     10735       157168 SH              Sole          157168
iShares Tr S&P 500 Index Fd                   464287200      1329        10550 SH              Sole           10550
AT&T Inc.     COM                             00206R102       327        10827 SH              Sole           10827
Apple         COM                             037833100      5116        12632 SH              Sole           12632
Computer
Biosensors    COM                             G11325100        28        25000 SH              Sole           25000
International
Group
Boston        COM                             101137107       147        27536 SH              Sole           27536
Scientific
Corp.
Exxon Mobil   COM                             30231G102       501         5916 SH              Sole            5916
Corp.
Gabelli       COM                             36240A101       192        24619 SH              Sole           24619
Utility Trust
General       COM                             369604103       483        26982 SH              Sole           26982
Electric Co.
Heartland Oil COM                             42235Q200         0        10000 SH              Sole           10000
& Gas Corp.
International COM                             459200101       242         1315 SH              Sole            1315
Business
Machine
Johnson &     COM                             478160104       336         5119 SH              Sole            5119
Johnson
M&T Bank      COM                             55261F104       245         3203 SH              Sole            3203
Corp.
Microsoft     COM                             594918104       599        23073 SH              Sole           23073
Inc.
Naturalnano   COM                             63901A105         0       103400 SH              Sole          103400
Inc.
Procter &     COM                             742718109       225         3367 SH              Sole            3367
Gamble
Synergetics   COM                             87160G107       535        72500 SH              Sole           72500
USA Inc.
Trans1 Inc.   COM                             89385X105       223       119822 SH              Sole          119822
Urologix Inc. COM                             917273104       186       171794 SH              Sole          171794
iCo           COM                             45107J105        21        97123 SH              Sole           97123
Therapeutics
Inc.
AIM Intl Small Company Fd Cl A                008879561       736    41005.016 SH              Sole        41005.02
Dodge & Cox Intl Stock Fund                   256206103      1611    55087.066 SH              Sole        55087.07
Eaton Vance Tax Managed Growth                277911830       350    14791.842 SH              Sole        14791.84
Ivy Asset Strategy Fund Cl A                  466000759      1074    48252.367 SH              Sole        48252.37
JP Morgan Mid Cap Value Fund C                339128308       652    27838.215 SH              Sole        27838.22
Janus Advisor Forty Fund                      47103A633      1605    52166.796 SH              Sole         52166.8
Keeley Small Cap Value Cl. A                  487300501       545    23529.147 SH              Sole        23529.15
Lazard Emerging Markets Portfo                52106N764       333    19345.573 SH              Sole        19345.57
Longleaf Partners Fund                        543069108      1776     66656.64 SH              Sole        66656.64
MFS Series Tr I - MFS Value Fu                552983801       373    16675.444 SH              Sole        16675.44
MFS Series Trust I Research                   552983512       680    51082.274 SH              Sole        51082.27
Matthews Pacific Tiger Fund                   577130107       545    26786.415 SH              Sole        26786.42
NT Collective Daily EAFE                                      168   23354.0461 SH              Sole        23354.05
Neuberger Berman Genesis Adv                  64122M605       542     19945.43 SH              Sole        19945.43
T. Rowe Price Health Sciences                 741480107       519    15910.449 SH              Sole        15910.45
The Jensen Portfolio                          476313101      2486    93757.578 SH              Sole        93757.58
UMB Scout Intl Fund                           81063U503      1453    51956.222 SH              Sole        51956.22
Vanguard Equity-Income Inv                    921921102      2236   102118.882 SH              Sole        102118.9
Blackrock Muniyield Quality Fd                09254E103       180        12700 SH              Sole           12700
Pimco NY Muni Income Fund                     72200T103       120        10622 SH              Sole           10622
Pimco NY Muni Income Fund II                  72200Y102       140        12136 SH              Sole           12136
Pimco NY Muni Income Fund III                 72201E105       107        11272 SH              Sole           11272
Bankamerica Corp.                             060505104        87        15595 SH              Sole           15595
Borders Group Inc                             099709107         0        10000 SH              Sole           10000
Community Bank N.A.                           203607106     10756       386890 SH              Sole          386890
Exxon Mobil Corp.                             30231G102       476         5613 SH              Sole            5613
General Electric Co.                          369604103       524        29250 SH              Sole           29250
Johnson & Johnson                             478160104       212         3237 SH              Sole            3237
M & T Bank Corp                               55261F104       359         4702 SH              Sole            4702
Trans1 Inc.                                   89385X105       122        65636 SH              Sole           65636

REPORT                                  90 DATA RECORDS    237738                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
SUMMARY



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.